RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2018
RELATED PARTY TRANSACTIONS [Abstract]
Summary of Loans to Directors and Executive Officers
A summary of loans to our directors and executive officers whose borrowing relationship (which includes loans to entities in which the individual owns a 10% or more voting interest) exceeds $60,000 for the years ended December 31 follows:

	2018	2017
	(In thousands)

Balance at beginning of year	$2,569	$415
New loans and advances	13,484	2,945
Repayments	(1,894)	(791)
Balance at end of year	$14,159	$2,569